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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number : _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, L.P.
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard M. Morano II
Title:   Member of the General Partner
Phone:   (214) 775-3100

Signature, Place, and Date of Signing:


/s/ Richard M. Morano II               Dallas, TX            November 14, 2008
------------------------------   ----------------------   ----------------------
(Signature)                           (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:    686,132
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

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                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  ---------------------  ----------  --------  ------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
    NAME OF ISSUER           CLASS         CUSIP     (X1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------  ---------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
AGCO CORP               NOTE 1.750%12/3  001084AL6     2,916   1,500,000  PRN           SOLE        --      1,500,000       0     0
ALPHARMA INC                  CL A       020813101    14,022     380,100   SH           SOLE        --        380,100       0     0
AMERICAN EXPRESS CO           COM        025816109     1,205      34,000   SH           SOLE        --         34,000       0     0
AMERICREDIT CORP              COM        03060R101     1,520       1,500   SH  PUT      SOLE        --          1,500       0     0
AMGEN INC               NOTE 0.375% 2/0  031162AQ3     5,850   6,500,000  PRN           SOLE        --      6,500,000       0     0
ANHEUSER BUSCH COS INC        COM        035229103     4,866      75,000   SH           SOLE        --         75,000       0     0
ARVINMERITOR INC        NOTE 4.625% 3/0  043353AF8     2,426   3,000,000  PRN           SOLE        --      3,000,000       0     0
ASM INTL N V                  COM        N07045102     5,343     285,714   SH           SOLE        --        285,714       0     0
BERKSHIRE HATHAWAY INC
   DEL                        CL B       084670207     3,841         874   SH           SOLE        --            874       0     0
BOSTON PPTYS LTD
   PARTNERSHIP          NOTE 2.875% 2/1  10112RAK0     3,465   4,000,000  PRN           SOLE        --      4,000,000       0     0
BRE PROPERTIES INC      NOTE 4.125% 8/1  05564EBH8     3,904   4,500,000  PRN           SOLE        --      4,500,000       0     0
BRONCO DRILLING CO INC        COM        112211107       169      16,500   SH           SOLE        --         16,500       0     0
BUFFALO WILD WINGS INC        COM        119848109     2,374         590   SH  PUT      SOLE        --            590       0     0
BUNGE LIMITED                 COM        G16962105    10,425       1,650   SH  CALL     SOLE        --          1,650       0     0
CHEMED CORP NEW         NOTE 1.875% 5/1  16359RAC7     4,583   6,000,000  PRN           SOLE        --      6,000,000       0     0
CONSTELLATION ENERGY
   GROUP I                    COM        210371100     1,970      81,050   SH           SOLE        --         81,050       0     0
CORE LABORATORIES LP    NOTE 0.250%10/3  21868FAB9     3,405   3,000,000  PRN           SOLE        --      3,000,000       0     0
CORN PRODS INTL INC           COM        219023108     5,843     181,000   SH           SOLE        --        181,000       0     0
CYPRESS SEMICONDUCTOR
   CORP                       COM        232806109     1,178     225,700   SH           SOLE        --        225,700       0     0
DATASCOPE CORP                COM        238113104    11,809     228,714   SH           SOLE        --        228,714       0     0
DIAMONDS TR               UNIT SER 1     252787106    19,212     177,300   SH           SOLE        --        177,300       0     0
DINEEQUITY INC                COM        254423106       630      37,371   SH           SOLE        --         37,371       0     0
DINEEQUITY INC                COM        254423106     3,182       1,887   SH  PUT      SOLE        --          1,887       0     0
DRS TECHNOLOGIES INC          COM        23330X100    15,023     195,741   SH           SOLE        --        195,741       0     0
EAGLE TEST SYS INC            COM        270006109    14,394     940,189   SH           SOLE        --        940,189       0     0
E M C CORP MASS         NOTE 1.750%12/0  268648AM4    11,655  12,000,000  PRN           SOLE        --     12,000,000       0     0
FIFTH THIRD BANCORP           COM        316773100       893         750   SH  CALL     SOLE        --            750       0     0
GENENTECH INC               COM NEW      368710406    32,103     362,015   SH           SOLE        --        362,015       0     0
GENENTECH INC               COM NEW      368710406     4,079         460   SH  PUT      SOLE        --            460       0     0
GENENTECH INC               COM NEW      368710406    13,124       1,480   SH  CALL     SOLE        --          1,480       0     0
GENERAL ELECTRIC              COM        369604103     1,913      75,000   SH           SOLE        --         75,000       0     0
GENERAL MTRS CORP       DEB SR CV C 33   370442717     4,400     550,000  PRN           SOLE        --        550,000       0     0
GREENFIELD ONLINE INC         COM        395150105    11,534     662,900   SH           SOLE        --        662,900       0     0
GREY WOLF INC                 COM        397888108    10,892   1,400,000   SH           SOLE        --      1,400,000       0     0
HARRIS CORP DEL               COM        413875105     6,279     135,900   SH           SOLE        --        135,900       0     0
HEALTH CARE REIT INC    NOTE 4.750%12/0  42217KAP1     6,298   5,500,000  PRN           SOLE        --      5,500,000       0     0
HERCULES INC                  COM        427056106     3,228     163,126   SH           SOLE        --        163,126       0     0
HILB ROGAL & HOBBS CO         COM        431294107    31,909     682,700   SH           SOLE        --        682,700       0     0
HLTH CORPORATION              COM        40422Y101    18,575   1,625,100   SH           SOLE        --      1,625,100       0     0
HUNTSMAN CORP                 COM        447011107     2,520     200,000   SH           SOLE        --        200,000       0     0
HUNTSMAN CORP                 COM        447011107     2,520       2,000   SH  PUT      SOLE        --          2,000       0     0
IKON OFFICE SOLUTIONS
   INC                        COM        451713101    30,190   1,774,850   SH           SOLE        --      1,774,850       0     0
IMCLONE SYS INC               COM        45245W109    22,853     366,000   SH           SOLE        --        366,000       0     0
INVITROGEN CORP         NOTE 3.250% 6/1  46185RAM2     6,240   6,500,000  PRN           SOLE        --      6,500,000       0     0
LANDAMERICA FINL GROUP
   INC                  DBCV 3.250% 5/1  514936AD5     2,981   4,500,000  PRN           SOLE        --      4,500,000       0     0
LIFEPOINT HOSPITALS INC NOTE 3.500% 5/1  53219LAH2     6,131   7,500,000  PRN           SOLE        --      7,500,000       0     0
LONGS DRUG STORES CORP        COM        543162101    59,237     783,146   SH           SOLE        --        783,146       0     0
MASSEY ENERGY CO        NOTE 3.250% 8/0  576203AJ2     2,770   4,000,000  PRN           SOLE        --      4,000,000       0     0

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
MCDONALDS CORP                COM        580135101     8,101     131,300   SH           SOLE        --        131,300       0     0
MEDTRONIC INC           NOTE 1.625% 4/1  585055AM8    11,940  12,000,000  PRN           SOLE        --     12,000,000       0     0
MERRILL LYNCH & CO INC        COM        590188108     9,108     360,000   SH           SOLE        --        360,000       0     0
METAVANTE TECHNOLOGIES
   INC                        COM        591407101     4,559     236,732   SH           SOLE        --        236,732       0     0
MICRON TECHNOLOGY INC   NOTE 1.875% 6/0  595112AH6     3,448   7,000,000  PRN           SOLE        --      7,000,000       0     0
NATIONWIDE FINL SVCS
   INC                        CL A       638612101    52,740   1,069,125   SH           SOLE        --      1,069,125       0     0
ON SEMICONDUCTOR CORP   NOTE 2.625%12/1  682189AG0     4,703   5,500,000  PRN           SOLE        --      5,500,000       0     0
PANERA BREAD CO               CL A       69840W108     2,392         470   SH  PUT      SOLE        --            470       0     0
PANERA BREAD CO               CL A       69840W108     2,036      40,000   SH           SOLE        --         40,000       0     0
PHILADELPHIA CONS HLDG
   CORP                       COM        717528103    57,682     984,843   SH           SOLE        --        984,843       0     0
ROHM & HASS CO                COM        775371107    44,500     635,710   SH           SOLE        --        635,710       0     0
SAKS INC                      COM        79377W108     3,439     371,800   SH           SOLE        --        371,800       0     0
SCIELE PHARMA INC             COM        808627103     2,895      94,040   SH           SOLE        --         94,040       0     0
SPDR TR                   UNIT SER 1     78462F103    11,205      96,600   SH           SOLE        --         96,600       0     0
ST MARY LD & EXPL CO    NOTE 3.500% 4/0  792228AD0     2,854   3,000,000  PRN           SOLE        --      3,000,000       0     0
SYMANTEC CORP           NOTE 1.000% 6/1  871503AF5     7,639   7,000,000  PRN           SOLE        --      7,000,000       0     0
TRANSOCEAN SEDCO FOREX
   INC                  NOTE 1.500%12/1  893830AV1    10,537  11,500,000  PRN           SOLE        --     11,500,000       0     0
WEBMD HEALTH CORP             CL A       94770V102     1,984      66,700   SH           SOLE        --         66,700       0     0
WEBMD HEALTH CORP             CL A       94770V102     1,945         654   SH  PUT      SOLE        --            654       0     0
WILLIS GROUP HOLDINGS
   LTD                        SHS        G96655108     6,549       2,030   SH  PUT      SOLE        --          2,030       0     0